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Janus Henderson Developed World Bond Fund
Ticker:	HFAAX	Class A Shares	HFASX	Class S Shares	HFARX	Class N Shares
	HFACX	Class C Shares	HFAIX	Class I Shares	HFATX	Class T Shares
Summary Prospectus dated October 28, 2024
Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus, reports to shareholders, and other information about the Fund online at janushenderson.com/info. You can also get this information at no cost by calling a Janus Henderson representative at 1-877-335-2687 or by sending an email request to prospectusrequest@janushenderson.com.

Investment Objective
Janus Henderson Developed World Bond Fund seeks total return through current income and capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell Shares of the Fund. Each share class has different expenses, but represents an investment in the same Fund. For Class A Shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Janus Henderson funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial professional and in the “Purchases” section on page 94 of the Fund’s Prospectus and in the “Purchases” section on page 70 of the Fund’s Statement of Additional Information. In addition, please see Appendix A – Intermediary Sales Charge Waivers and Discounts. You may also incur brokerage commissions charged by your broker or financial intermediary when buying Class I Shares or Class N Shares of the Fund that are not reflected in the table or in the example below.
SHAREHOLDER FEES (fees paid directly from your investment)	Class A	Class C	Class S	Class I	Class N	Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	4.75%	None	None	None	None	None
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	None	1.00%	None	None	None	None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class S	Class I	Class N	Class T
Management Fees	0.53%	0.53%	0.53%	0.53%	0.53%	0.53%
Distribution/Service (12b-1) Fees	0.25%	1.00%	0.25%	None	None	None
Other Expenses	0.26%	0.18%	1.33%	0.19%	0.08%	0.33%
Total Annual Fund Operating Expenses	1.04%	1.71%	2.11%	0.72%	0.61%	0.86%
Fee Waiver and/or Expense Reimbursement(1)	0.22%	0.14%	1.04%	0.15%	0.04%	0.04%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)	0.82%	1.57%	1.07%	0.57%	0.57%	0.82%

(1)
The Adviser has contractually agreed to waive its investment advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees (but excluding out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees), acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses) exceed 0.57% for at least a one-year period commencing on October 28, 2024. This contractual waiver may be terminated or modified only at the discretion of the Board of Trustees.
EXAMPLE:
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reinvest all dividends and distributions. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the first year and the Total Annual Fund Operating Expenses thereafter. Class C Shares automatically convert to Class A Shares
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after eight years. The Example for Class C Shares for the ten-year period reflects the conversion to Class A Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
If Shares are redeemed:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$ 555	$ 769	$ 1,001	$ 1,667
Class C Shares	$ 260	$ 525	$ 915	$ 1,830
Class S Shares	$ 109	$ 560	$ 1,038	$ 2,359
Class I Shares	$ 58	$ 215	$ 386	$ 880
Class N Shares	$ 58	$ 191	$ 336	$ 758
Class T Shares	$ 84	$ 270	$ 473	$ 1,057

If Shares are not redeemed:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$ 555	$ 769	$ 1,001	$ 1,667
Class C Shares	$ 160	$ 525	$ 915	$ 1,830
Class S Shares	$ 109	$ 560	$ 1,038	$ 2,359
Class I Shares	$ 58	$ 215	$ 386	$ 880
Class N Shares	$ 58	$ 191	$ 336	$ 758
Class T Shares	$ 84	$ 270	$ 473	$ 1,057

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 29% of the average value of its portfolio.

Principal investment strategies
The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in bonds or other income-producing debt-related securities from developed countries. The Fund considers “developed countries” to include, but not be limited to, those countries characterized as developed by the MSCI World Indexsm, including the United States, United Kingdom, Canada, Australia, Sweden, Denmark, Japan, Austria, Belgium, Finland, France, Germany, New Zealand, the Netherlands, and Switzerland, or such other countries as portfolio management deems to be developed.
Under normal circumstances, portfolio management intends to invest at least 40% of the Fund’s net assets outside of the United States and in at least three different countries. A security is deemed to originate in a country if one or more of the following tests are met: (i) the company is organized in, or its primary business office or principal trading market of its equity is located in, the country, (ii) a majority of the company’s assets are located in the country, or (iii) a majority of the company’s revenues are derived from the country. The Fund may also invest up to 20% of its net assets in equity and equity-related securities such as convertibles and debt securities with warrants. While the Fund has no policy limiting the currency in which foreign securities may be denominated, the Fund seeks to hedge its non-dollar investments back to the U.S. dollar.
Portfolio management uses a process that combines a bottom-up approach to individual security selection rooted in thorough, independent research with a macro-economic overlay that determines appropriate country, asset sector, currency and industry exposure. In their bottom-up approach, portfolio management uses both qualitative and quantitative credit analysis to consider a variety of factors, including the issuer’s experience, managerial strength, debt service capability, operating outlook, sensitivity to economic conditions, current financial condition, liquidity and access to capital, asset protection, structural issues, covenant protection, and equity sponsorship.
Portfolio management meets with prospective and purchased debt issuers. They also work closely with a team of analysts to search for the most appropriate securities to include in the Fund’s portfolio.
Sector, regional and industry allocations are evaluated within a broader economic and market context and involve: (i) evaluation of the economic and interest rate environment that determines asset sector allocation and quality mix; (ii) evaluation of country and regional economic environment to support country allocation decisions; and (iii) analysis of industry weightings, including stability and growth of industries, cash flows and/or positive equity momentum.
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As part of its investment process, portfolio management considers environmental, social, and governance (“ESG”) risks and opportunities (“ESG Factors”) that it believes are financially material, alongside other fundamental investment factors. Examples of potential financially material ESG Factors include corporate governance, company culture, exposure to climate change, and human capital management. To assess ESG Factors, portfolio management uses issuer reports, third-party data, and internally-generated analyses and may engage directly with issuers. ESG risks and opportunities are one of many considerations in the investment decision-making process and may not be determinative in deciding to include or exclude an investment from the portfolio.
Portfolio management seeks to (i) avoid corporate issuers that are significantly engaged in business activities that they believe may be environmentally and/or socially harmful, as discussed below; (ii) invest in a portfolio of corporate issuers that, in the aggregate, has a lower carbon intensity and/or footprint than the ICE BofA Global Corporate & High Yield Index on a monthly basis; (iii) avoid sovereign bond issuers that (a) have been sanctioned by the European Union or United Nations or have insufficient rankings with respect to political rights and civil liberties, as measured by third-party inputs, or (b) have not ratified the Paris Climate Accord.
To identify the universe of investible securities for the Fund, portfolio management applies broad-based negative screens, which incorporate third-party inputs, to seek to avoid securities of issuers that derive more than de minimis revenue from certain activities considered by portfolio management to be environmentally and/or socially harmful. A current list of such business activities, which may evolve over time, follows:
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oil and gas generation and production;
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oil sands extraction;
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shale energy extraction;
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thermal coal extraction and power generation;
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Arctic oil and gas extraction;
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tobacco;
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fur;
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adult entertainment;
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gambling or controversial weapons; and
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United Nations Global Compact violators.
The Fund does not apply the avoidance criteria noted above in managing the Fund’s exposure to cash and cash equivalents, U.S. Treasuries, and credit default swaps on indices.
The Fund will generally consider selling a security when, in portfolio management’s opinion, there is significant deterioration in company fundamentals, an inability to maintain open communication with management, a change in business strategy, a change in issuer-specific business outlook, realization of anticipated gains, or a failure by the issuer to meet operating/ financial targets. The Fund will also consider selling a security if, in portfolio management’s opinion, it no longer meets the environmental or social criteria noted above, or a superior investment opportunity arises.
Securities in which the Fund may invest include: all types of bonds, debentures, mortgage-related and other asset-backed securities, investment grade debt securities (including corporate debt, developed market government bonds, and U.S. Government securities), high yield securities (also known as “junk” bonds), foreign securities, subordinated bank debt, collective investment schemes, domestic or foreign floating rate senior secured syndicated bank loans, floating rate unsecured loans, and other floating rate bonds, loans and notes. Portfolio management may shift the Fund’s assets among various types of income-producing securities based upon changing market conditions. The Fund’s average portfolio duration normally may range from zero to plus nine years. Portfolio management may lengthen or shorten the Fund’s duration based on their outlook on interest rates and inflation. The Fund may invest in issuers of any credit quality. The Fund may also invest in securities that have contractual restrictions that prohibit or limit their public resale, which may include Rule 144A securities.
The Fund may engage in exchange-traded or over-the-counter derivative transactions to seek return, to generate income, to hedge against fluctuations in securities prices, interest rates or currency exchange rates, to change the effective duration of the portfolio, to manage certain investment risks, or as a substitute for the purchase or sale of securities or currencies. To the extent derivatives are used, the Fund expects to use them principally when seeking to hedge currency exposure using forward foreign currency contracts, to obtain net long or net negative (short) exposures to selected interest rate, duration or credit risks using a combination of bond or interest rate futures contracts, options on bond or interest rate futures contracts, and
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interest rate, inflation rate and credit default swap agreements. The Fund may invest in credit default swaps to gain issuer exposure or to gain sector exposure. The Fund may take short positions on derivatives instruments.
The Fund may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions, in an amount equal to up to one-third of its total assets as determined at the time of the loan origination.

Principal investment risks
The biggest risk is that the Fund’s returns and yields will vary, and you could lose money. The principal risks associated with investing in the Fund are set forth below.
Fixed-Income Securities Risk. Fixed-income securities are generally subject to the following risks:
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Interest rate risk, which is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. Changing interest rates have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility.
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Credit risk, which is the risk that the credit strength of an issuer of a fixed-income security will weaken and/or that the issuer will be unable to make timely principal and interest payments and that the security may go into default.
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Prepayment risk, which is the risk that, during periods of falling interest rates, certain debt obligations may be paid off quicker than originally anticipated, which may cause the Fund to reinvest its assets in securities with lower yields, resulting in a decline in the Fund’s income or return potential.
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Extension risk, which is the risk that, during periods of rising interest rates, certain debt obligations may be paid off substantially slower than originally anticipated, and as a result, the value of those obligations may fall.
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Valuation risk, which is the risk that one or more of the fixed-income securities in which the Fund invests are priced differently than the value realized upon such security’s sale. In times of market instability, valuation may be more difficult. Valuation may also be affected by changes in the issuer’s financial strength, the market’s perception of such strength, or in the credit rating of the issuer or the security.
•
Liquidity risk, which is the risk that fixed-income securities may be difficult or impossible to sell at the time that portfolio management would like or at the price portfolio management believes the security is currently worth. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on the Fund’s performance. In unusual market conditions, even normally liquid securities may be affected by a degree of liquidity risk (i.e., if the number and capacity of traditional market participants is reduced).
Market Risk. The value of the Fund’s portfolio may decrease due to short-term market movements and over more prolonged market downturns. As a result, the Fund’s net asset value may fluctuate and it may be more difficult to value or sell the Fund’s holdings. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. Market risk may be magnified if certain social, political, economic, and other conditions and events (such as financial institution failures, economic recessions, terrorism, war, conflicts, including related sanctions, social unrest, natural disasters, epidemics and pandemics) adversely interrupt the global economy and financial markets. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.
Foreign Exposure Risk. Foreign markets can be more volatile than the U.S. market. As a result, the Fund’s returns and net asset value may be affected by fluctuations in currency exchange rates or political or economic conditions in a particular country. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio.
Geographic Concentration Risk. To the extent the Fund invests a substantial amount of its assets in issuers located in a single country or region, the economic, political, social, regulatory, or other developments or conditions within such country or region will generally have a greater effect on the Fund than they would on a more geographically diversified fund, which may result in greater losses and volatility. Adverse developments in certain regions could also adversely affect securities of other countries whose economies appear to be unrelated and could have a negative impact on the Fund’s performance.
•
Europe Risk. The Fund is subject to certain risks associated with Europe and the specific European countries in which it invests. The economies and markets of European countries are often closely connected and interdependent. Changes in regulations on trade, decreasing imports or exports, changes in the exchange rate of European currencies, and recessions among European countries may have a significant adverse effect on the economies of other European countries. Western
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Europe has, in certain instances, been susceptible to serious financial hardship, high debt levels, and high levels of unemployment. The markets in Eastern Europe remain relatively undeveloped and can be particularly sensitive to political and economic developments.
Sovereign Debt Risk. Investments in U.S. and non-U.S. government debt securities (“sovereign debt”) can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors including, but not limited to, its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, and the relative size of its debt position in relation to its economy as a whole. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the Fund may collect all or part of the sovereign debt that a governmental entity has not repaid.
High-Yield Bond Risk. High-yield bonds (also known as “junk” bonds) are considered speculative and may be more sensitive than other types of bonds to economic changes, political changes, or adverse developments specific to the company that issued the bond, which may adversely affect their value.
Industry and Sector Risk. Although the Fund does not concentrate its investments in specific industries, it may have a significant portion of its assets invested in securities of companies conducting similar business or businesses within the same economic sector. Companies in the same industry or economic sector may be similarly affected by negative economic or market events, making the Fund more vulnerable to unfavorable developments than funds that invest more broadly. As the Fund’s portfolio becomes more concentrated, the Fund is less able to spread risk and potentially reduce the risk of loss and volatility.
ESG Investment Risk. Because the Fund considers ESG Factors in selecting securities, the Fund may perform differently than funds that do not consider ESG Factors. Due to the ESG considerations and exclusionary criteria employed by the Fund, the Fund may not be invested in certain industries or sectors, and therefore may have lower performance than portfolios that do not apply similar criteria. ESG-related information provided by issuers and third parties, which portfolio management may utilize, continues to develop, and may be incomplete, inaccurate, use different methodologies, or be applied differently across companies and industries. Further, the regulatory landscape for ESG investing in the United States is still developing and future rules and regulations may require the Fund to modify or alter its investment process. Similarly, government policies incentivizing companies to consider their environmental or social practices may fall out of favor, which could potentially limit the Fund’s investment universe. There is also a risk that the issuers identified through the investment process employed by the Fund may fail to adhere to positive environmental or social practices, which may result in selling a security when it might otherwise be disadvantageous to do so.
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities represent interests in “pools” of commercial or residential mortgages or other assets, including consumer loans or receivables. The value of mortgage- and asset-backed securities will be influenced by factors affecting the real estate market and the assets underlying these securities. Investments in mortgage-and asset-backed securities may be subject to credit risk, valuation risk, liquidity risk, extension risk, and prepayment risk. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn.
Derivatives Risk. Derivatives can be volatile and involve risks in addition to the risks of the underlying referenced securities or asset. Gains or losses from a derivative investment can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Leverage may cause the Fund to be more volatile than if it had not used leverage. Derivatives entail the risk that the counterparty may default on its payment obligations. If the counterparty to a derivative transaction defaults, the Fund may lose the net amount of the payments that it contractually is entitled to receive. Derivatives used for hedging purposes may reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by portfolio management or if the cost of the derivative outweighs the benefit of the hedge.
Short Exposure Risk. The Fund may enter into a derivatives transaction to obtain short investment exposure to the underlying reference asset. If the value of the underlying reference asset on which the Fund has obtained a short investment exposure increases, the Fund will incur a loss. This potential loss is theoretically unlimited. A short exposure through a derivative also exposes the Fund to credit risk, counterparty risk, and leverage risk.
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Rule 144A Securities and Other Exempt Securities Risk. Investments in securities issued under Regulation S and Rule 144A and other securities exempt from certain registration requirements could have the effect of decreasing the Fund’s liquidity profile or preventing the Fund from disposing of them promptly at advantageous prices. Investments in securities exempt from certain registration requirements may be less liquid than other investments because such securities may not always be readily sold in broad public markets and may have no active trading market. As a result, they may be difficult to value because market quotations may not be readily available.
Floating Rate Obligations Risk. The Fund may invest in floating rate obligations with interest rates that reset regularly. The interest rates on floating rate obligations typically reset quarterly, although rates on some obligations may adjust at other intervals. Changes in the interest rates on floating rate obligations could result in lower income to the Fund. In addition, the secondary market on which floating rate obligations are traded may be less liquid than the market for investment grade securities or other types of income-producing securities, which may have an adverse impact on their market price. There is also a potential that there is no active market to trade floating rate obligations, that there may be restrictions on their transfer, or that the issuer may default. As a result, the Fund may be unable to sell floating rate obligations at the desired time or may be able to sell only at a price less than fair market value.
Securities Lending Risk. There is the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Fund may experience delays and costs in recovering the security or gaining access to the collateral provided to the Fund to collateralize the loan. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.
Portfolio Management Risk. The Fund is an actively managed investment portfolio and is therefore subject to the risk that the investment strategies and research process employed for the Fund may fail to produce the intended results. Accordingly, the Fund may underperform benchmark indices or other funds with similar investment objectives.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance information
The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Returns shown for periods prior to June 5, 2017, are those of Henderson Strategic Income Fund (the “Predecessor Fund”). The Predecessor Fund was advised by Henderson Global Investors (North America) Inc. and subadvised by Henderson Investment Management Limited. Class A Shares, Class C Shares, Class I Shares, and Class R6 Shares of the Predecessor Fund were reorganized into Class A Shares, Class C Shares, Class I Shares, and Class N Shares, respectively, of the Fund on June 2, 2017. Class A Shares and Class C Shares of the Predecessor Fund commenced operations with the Predecessor Fund’s inception on September 30, 2003. Class I Shares and Class R6 Shares of the Predecessor Fund commenced operations on April 29, 2011 and November 30, 2015, respectively. Class S Shares and Class T Shares of the Fund commenced operations on June 5, 2017.
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The performance shown for Class A Shares for periods prior to June 5, 2017, reflects the performance of Class A Shares of the Predecessor Fund and is calculated using the fees and expenses of Class A Shares of the Predecessor Fund, in effect during the periods shown, net of any applicable fee and expense limitations or waivers.
•
The performance shown for Class C Shares for periods prior to June 5, 2017, reflects the performance of Class C Shares of the Predecessor Fund and is calculated using the fees and expenses of Class C Shares of the Predecessor Fund, in effect during the periods shown, net of any applicable fee and expense limitations or waivers.
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The performance shown for Class I Shares for periods prior to June 5, 2017, reflects the performance of Class I Shares of the Predecessor Fund and is calculated using the fees and expenses of Class I Shares of the Predecessor Fund, in effect during the periods shown, net of any applicable fee and expense limitations or waivers, except that for periods prior to April 29, 2011, performance shown for Class I Shares reflects the performance of Class A Shares of the Predecessor Fund, calculated using the fees and expenses of Class A Shares of the Predecessor Fund (without sales charges), net of any applicable fee and expense limitations or waivers.
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The performance shown for Class N Shares for periods prior to June 5, 2017, reflects the performance of Class R6 Shares of the Predecessor Fund and is calculated using the fees and expenses of Class R6 Shares of the Predecessor Fund, in effect during the periods shown, net of any applicable fee and expense limitations or waivers, except that for periods prior to
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November 30, 2015, performance shown for Class N Shares reflects the performance of Class A Shares of the Predecessor Fund, calculated using the fees and expenses of Class A Shares of the Predecessor Fund (without sales charges), net of any applicable fee and expense limitations or waivers.
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The performance shown for Class S Shares for periods prior to June 5, 2017, reflects the performance of Class A Shares of the Predecessor Fund, calculated using the fees and expenses of Class A Shares of the Predecessor Fund (without sales charges), net of any applicable fee and expense limitations or waivers.
•
The performance shown for Class T Shares for periods prior to June 5, 2017, reflects the performance of Class A Shares of the Predecessor Fund, calculated using the fees and expenses of Class A Shares of the Predecessor Fund (without sales charges), net of any applicable fee and expense limitations or waivers.
Returns of the Fund will be different from the Predecessor Fund as they have different expenses.
The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Class A Shares or Class C Shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index, as well as to one or more supplemental indices that have investment characteristics similar to those of the Fund. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.
The Fund’s (and the Predecessor Fund’s) past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available at janushenderson.com/performance or by calling 1-877-335-2687.
Annual Total Returns for Class A Shares (calendar year-end)

Best Quarter:	4th Quarter 2023	8.50%	Worst Quarter:	2nd Quarter 2022	– 6.78%

Class A Shares’ year-to-date return as of the calendar quarter ended September 30, 2024 was 3.31%.
Average Annual Total Returns (periods ended 12/31/23)
	1 Year	5 Years	10 Years	Since Inception (9/30/03)
Class A Shares(1)
Return Before Taxes	1.26%	0.01%	1.91%	3.67%
Return After Taxes on Distributions	0.28%	– 1.56%	0.41%	1.94%
Return After Taxes on Distributions and Sale of Fund Shares(2)	0.72%	– 0.62%	0.83%	2.15%
Bloomberg Global Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes)	5.72%	– 0.32%	0.38%	2.57%
Bloomberg Global Aggregate Credit Index (USD Hedged) (reflects no deduction for expenses, fees, or taxes)	8.68%	2.17%	2.85%	3.80%
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Average Annual Total Returns (periods ended 12/31/23)
	1 Year	5 Years	10 Years	Since Inception (9/30/03)
Class C Shares
Return Before Taxes(3)	4.46%	0.23%	1.65%	3.13%
Bloomberg Global Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes)	5.72%	– 0.32%	0.38%	2.57%
Bloomberg Global Aggregate Credit Index (USD Hedged) (reflects no deduction for expenses, fees, or taxes)	8.68%	2.17%	2.85%	3.80%
Class S Shares
Return Before Taxes	6.04%	0.77%	2.25%	3.83%
Bloomberg Global Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes)	5.72%	– 0.32%	0.38%	2.57%
Bloomberg Global Aggregate Credit Index (USD Hedged) (reflects no deduction for expenses, fees, or taxes)	8.68%	2.17%	2.85%	3.80%
Class I Shares
Return Before Taxes	6.58%	1.21%	2.65%	4.07%
Bloomberg Global Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes)	5.72%	– 0.32%	0.38%	2.57%
Bloomberg Global Aggregate Credit Index (USD Hedged) (reflects no deduction for expenses, fees, or taxes)	8.68%	2.17%	2.85%	3.80%
Class N Shares
Return Before Taxes	6.57%	1.23%	2.64%	4.03%
Bloomberg Global Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes)	5.72%	– 0.32%	0.38%	2.57%
Bloomberg Global Aggregate Credit Index (USD Hedged) (reflects no deduction for expenses, fees, or taxes)	8.68%	2.17%	2.85%	3.80%
Class T Shares
Return Before Taxes	6.29%	0.99%	2.44%	3.93%
Bloomberg Global Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes)	5.72%	– 0.32%	0.38%	2.57%
Bloomberg Global Aggregate Credit Index (USD Hedged) (reflects no deduction for expenses, fees, or taxes)	8.68%	2.17%	2.85%	3.80%

(1)
Fund returns calculated assuming maximum permitted sales loads.
(2)
If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.
(3)
The one year return is calculated to include the contingent deferred sales charge.
Effective August 29, 2024, the Fund changed its broad-based securities market index from the Bloomberg Global Aggregate Credit Index (USD Hedged) to the Bloomberg Global Aggregate Bond Index due to regulatory requirements. The Fund retained the Bloomberg Global Aggregate Credit Index (USD Hedged) as a performance benchmark because the Bloomberg Global Aggregate Credit Index (USD Hedged) is more closely aligned with the Fund’s investment strategies and investment restrictions. The indices are described below.
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The Bloomberg Global Aggregate Bond Index is a broad-based measure of the global investment grade fixed-rate debt markets.
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The Bloomberg Global Aggregate Credit Index (USD Hedged) is the credit component of the Bloomberg Global Aggregate Index, which provides a broad-based measure of the global investment grade fixed income markets. The credit component excludes government bonds and securitized debt.
After-tax returns are calculated using distributions for the Predecessor Fund’s Class A Shares for the period prior to June 5, 2017. If Class A Shares of the Fund had been available during periods prior to June 5, 2017, the distributions used to
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calculate the after-tax returns may have been different. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or an IRA.
After-tax returns are only shown for Class A Shares of the Fund. After-tax returns for the other classes of Shares will vary from those shown for Class A Shares due to varying sales charges (as applicable), fees, and expenses among the classes.

Management
Investment Adviser:  Janus Henderson Investors US LLC
Portfolio Management:  Jenna Barnard, CFA, is Executive Vice President and Co-Portfolio Manager of the Fund, and has been a member of the Fund’s portfolio management team since December 2008. John Pattullo is Executive Vice President and Co-Portfolio Manager of the Fund, and has been a member of the Fund’s portfolio management team since December 2008. Nicholas Ware is Executive Vice President and Co-Portfolio Manager of the Fund, and has been a member of the Fund’s portfolio management team since July 2024.
Mr. Pattullo intends to retire from Janus Henderson Investors and the asset management industry at the end of the first quarter of 2025.

Purchase and sale of Fund shares
Minimum Investment Requirements
Class A Shares, Class C Shares*, Class S Shares, and Class T Shares
Non-retirement accounts	$2,500**
Certain tax-advantaged accounts or UGMA/UTMA accounts	$500
Class I Shares
Through an intermediary institution
• non-retirement accounts	$2,500 †
• certain tax-advantaged accounts or UGMA/UTMA accounts	$500 †
Class N Shares
Retirement investors (investing through an adviser-assisted, employer-sponsored retirement plan)	None
Retail investors (investing through a financial intermediary omnibus account)	$2,500***
Institutional investors (investing directly with the Fund)	$1,000,000

†
Exceptions to these minimums may apply for certain tax-advantaged, tax-qualified and retirement plans, including health savings accounts, accounts held through certain wrap programs, and certain retail brokerage accounts.
*
The maximum purchase in Class C Shares is $500,000 for any single purchase. Effective on or about December 9, 2024, the maximum purchase in Class C Shares is $250,000 for any single purchase.
**
Class A, Class C, Class S, and Class T shares held through certain supermarket and/or self-directed brokerage accounts, or through wrap programs, may not be subject to these minimums. Please contact your financial intermediary for more information.
***
Investors in certain tax-advantaged accounts or accounts held through certain wrap programs or bank trust platforms may not be subject to this minimum.
Purchases, exchanges, and redemptions can generally be made only through institutional channels, such as financial intermediaries and retirement platforms. You should contact your financial intermediary or refer to your plan documents for information on how to invest in the Fund. Requests must be received in good order by the Fund or its agents (financial intermediary or plan sponsor, if applicable) prior to the close of the trading session of the New York Stock Exchange in order to receive that day’s net asset value. For additional information, refer to “Purchases,” “Exchanges,” and/or “Redemptions” in the Prospectus.

Tax information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account (in which case you may be taxed upon withdrawal of your investment from such account).
9 | Janus Henderson Developed World Bond Fund

Payments to broker-dealers and other financial intermediaries
If you purchase Class A Shares, Class C Shares, Class S Shares, Class I Shares, or Class T Shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund or its distributor (or its affiliates) may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment or to recommend one share class over another. Ask your salesperson or visit your financial intermediary’s website for more information.
10 | Janus Investment Fund

[JANUS HENDERSON LOGO]
Janus Henderson Developed World Bond Fund
Ticker:	HFADX	Class D Shares
Summary Prospectus dated October 28, 2024
Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus, reports to shareholders, and other information about the Fund online at janushenderson.com/reports. You can also get this information at no cost by calling a Janus Henderson representative at 1-800-525-3713 or by sending an email request to prospectusorder@janushenderson.com.

Investment Objective
Janus Henderson Developed World Bond Fund seeks total return through current income and capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell Shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Class D
Management Fees	0.53%
Other Expenses	0.25%
Total Annual Fund Operating Expenses	0.78%
Fee Waiver and/or Expense Reimbursement(1)	0.10%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)	0.68%

(1)
The Adviser has contractually agreed to waive its investment advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding shareholder servicing fees (but excluding out-of-pocket transfer agency/shareholder servicing costs), acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses) exceed 0.57% for at least a one-year period commencing on October 28, 2024. This contractual waiver may be terminated or modified only at the discretion of the Board of Trustees.
EXAMPLE:
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the first year and the Total Annual Fund Operating Expenses thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class D Shares	$ 69	$ 239	$ 423	$ 957

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 29% of the average value of its portfolio.

Principal investment strategies
The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in bonds or other income-producing debt-related securities from developed countries. The Fund considers “developed countries” to include, but not be limited to, those countries characterized as developed by the MSCI World Indexsm, including the United States, United Kingdom, Canada, Australia, Sweden, Denmark, Japan, Austria, Belgium, Finland, France, Germany, New Zealand, the Netherlands, and Switzerland, or such other countries as portfolio management deems to be developed.
Under normal circumstances, portfolio management intends to invest at least 40% of the Fund’s net assets outside of the United States and in at least three different countries. A security is deemed to originate in a country if one or more of the following tests are met: (i) the company is organized in, or its primary business office or principal trading market of its equity is located in, the country, (ii) a majority of the company’s assets are located in the country, or (iii) a majority of the company’s
1 | Janus Henderson Developed World Bond Fund

revenues are derived from the country. The Fund may also invest up to 20% of its net assets in equity and equity-related securities such as convertibles and debt securities with warrants. While the Fund has no policy limiting the currency in which foreign securities may be denominated, the Fund seeks to hedge its non-dollar investments back to the U.S. dollar.
Portfolio management uses a process that combines a bottom-up approach to individual security selection rooted in thorough, independent research with a macro-economic overlay that determines appropriate country, asset sector, currency and industry exposure. In their bottom-up approach, portfolio management uses both qualitative and quantitative credit analysis to consider a variety of factors, including the issuer’s experience, managerial strength, debt service capability, operating outlook, sensitivity to economic conditions, current financial condition, liquidity and access to capital, asset protection, structural issues, covenant protection, and equity sponsorship.
Portfolio management meets with prospective and purchased debt issuers. They also work closely with a team of analysts to search for the most appropriate securities to include in the Fund’s portfolio.
Sector, regional and industry allocations are evaluated within a broader economic and market context and involve: (i) evaluation of the economic and interest rate environment that determines asset sector allocation and quality mix; (ii) evaluation of country and regional economic environment to support country allocation decisions; and (iii) analysis of industry weightings, including stability and growth of industries, cash flows and/or positive equity momentum.
As part of its investment process, portfolio management considers environmental, social, and governance (“ESG”) risks and opportunities (“ESG Factors”) that it believes are financially material, alongside other fundamental investment factors. Examples of potential financially material ESG Factors include corporate governance, company culture, exposure to climate change, and human capital management. To assess ESG Factors, portfolio management uses issuer reports, third-party data, and internally-generated analyses and may engage directly with issuers. ESG risks and opportunities are one of many considerations in the investment decision-making process and may not be determinative in deciding to include or exclude an investment from the portfolio.
Portfolio management seeks to (i) avoid corporate issuers that are significantly engaged in business activities that they believe may be environmentally and/or socially harmful, as discussed below; (ii) invest in a portfolio of corporate issuers that, in the aggregate, has a lower carbon intensity and/or footprint than the ICE BofA Global Corporate & High Yield Index on a monthly basis; (iii) avoid sovereign bond issuers that (a) have been sanctioned by the European Union or United Nations or have insufficient rankings with respect to political rights and civil liberties, as measured by third-party inputs, or (b) have not ratified the Paris Climate Accord.
To identify the universe of investible securities for the Fund, portfolio management applies broad-based negative screens, which incorporate third-party inputs, to seek to avoid securities of issuers that derive more than de minimis revenue from certain activities considered by portfolio management to be environmentally and/or socially harmful. A current list of such business activities, which may evolve over time, follows:
•
oil and gas generation and production;
•
oil sands extraction;
•
shale energy extraction;
•
thermal coal extraction and power generation;
•
Arctic oil and gas extraction;
•
tobacco;
•
fur;
•
adult entertainment;
•
gambling or controversial weapons; and
•
United Nations Global Compact violators.
The Fund does not apply the avoidance criteria noted above in managing the Fund’s exposure to cash and cash equivalents, U.S. Treasuries, and credit default swaps on indices.
The Fund will generally consider selling a security when, in portfolio management’s opinion, there is significant deterioration in company fundamentals, an inability to maintain open communication with management, a change in business strategy, a change in issuer-specific business outlook, realization of anticipated gains, or a failure by the issuer to meet operating/ financial targets. The Fund will also consider selling a security if, in portfolio management’s opinion, it no longer meets the environmental or social criteria noted above, or a superior investment opportunity arises.
2 | Janus Investment Fund

Securities in which the Fund may invest include: all types of bonds, debentures, mortgage-related and other asset-backed securities, investment grade debt securities (including corporate debt, developed market government bonds, and U.S. Government securities), high yield securities (also known as “junk” bonds), foreign securities, subordinated bank debt, collective investment schemes, domestic or foreign floating rate senior secured syndicated bank loans, floating rate unsecured loans, and other floating rate bonds, loans and notes. Portfolio management may shift the Fund’s assets among various types of income-producing securities based upon changing market conditions. The Fund’s average portfolio duration normally may range from zero to plus nine years. Portfolio management may lengthen or shorten the Fund’s duration based on their outlook on interest rates and inflation. The Fund may invest in issuers of any credit quality. The Fund may also invest in securities that have contractual restrictions that prohibit or limit their public resale, which may include Rule 144A securities.
The Fund may engage in exchange-traded or over-the-counter derivative transactions to seek return, to generate income, to hedge against fluctuations in securities prices, interest rates or currency exchange rates, to change the effective duration of the portfolio, to manage certain investment risks, or as a substitute for the purchase or sale of securities or currencies. To the extent derivatives are used, the Fund expects to use them principally when seeking to hedge currency exposure using forward foreign currency contracts, to obtain net long or net negative (short) exposures to selected interest rate, duration or credit risks using a combination of bond or interest rate futures contracts, options on bond or interest rate futures contracts, and interest rate, inflation rate and credit default swap agreements. The Fund may invest in credit default swaps to gain issuer exposure or to gain sector exposure. The Fund may take short positions on derivatives instruments.
The Fund may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions, in an amount equal to up to one-third of its total assets as determined at the time of the loan origination.

Principal investment risks
The biggest risk is that the Fund’s returns and yields will vary, and you could lose money. The principal risks associated with investing in the Fund are set forth below.
Fixed-Income Securities Risk. Fixed-income securities are generally subject to the following risks:
•
Interest rate risk, which is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. Changing interest rates have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility.
•
Credit risk, which is the risk that the credit strength of an issuer of a fixed-income security will weaken and/or that the issuer will be unable to make timely principal and interest payments and that the security may go into default.
•
Prepayment risk, which is the risk that, during periods of falling interest rates, certain debt obligations may be paid off quicker than originally anticipated, which may cause the Fund to reinvest its assets in securities with lower yields, resulting in a decline in the Fund’s income or return potential.
•
Extension risk, which is the risk that, during periods of rising interest rates, certain debt obligations may be paid off substantially slower than originally anticipated, and as a result, the value of those obligations may fall.
•
Valuation risk, which is the risk that one or more of the fixed-income securities in which the Fund invests are priced differently than the value realized upon such security’s sale. In times of market instability, valuation may be more difficult. Valuation may also be affected by changes in the issuer’s financial strength, the market’s perception of such strength, or in the credit rating of the issuer or the security.
•
Liquidity risk, which is the risk that fixed-income securities may be difficult or impossible to sell at the time that portfolio management would like or at the price portfolio management believes the security is currently worth. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on the Fund’s performance. In unusual market conditions, even normally liquid securities may be affected by a degree of liquidity risk (i.e., if the number and capacity of traditional market participants is reduced).
Market Risk. The value of the Fund’s portfolio may decrease due to short-term market movements and over more prolonged market downturns. As a result, the Fund’s net asset value may fluctuate and it may be more difficult to value or sell the Fund’s holdings. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. Market risk may be magnified if certain social, political, economic, and other conditions and events (such as financial institution failures, economic recessions, terrorism, war, conflicts, including related sanctions, social unrest, natural disasters, epidemics and
3 | Janus Henderson Developed World Bond Fund

pandemics) adversely interrupt the global economy and financial markets. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.
Foreign Exposure Risk. Foreign markets can be more volatile than the U.S. market. As a result, the Fund’s returns and net asset value may be affected by fluctuations in currency exchange rates or political or economic conditions in a particular country. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio.
Geographic Concentration Risk. To the extent the Fund invests a substantial amount of its assets in issuers located in a single country or region, the economic, political, social, regulatory, or other developments or conditions within such country or region will generally have a greater effect on the Fund than they would on a more geographically diversified fund, which may result in greater losses and volatility. Adverse developments in certain regions could also adversely affect securities of other countries whose economies appear to be unrelated and could have a negative impact on the Fund’s performance.
•
Europe Risk. The Fund is subject to certain risks associated with Europe and the specific European countries in which it invests. The economies and markets of European countries are often closely connected and interdependent. Changes in regulations on trade, decreasing imports or exports, changes in the exchange rate of European currencies, and recessions among European countries may have a significant adverse effect on the economies of other European countries. Western Europe has, in certain instances, been susceptible to serious financial hardship, high debt levels, and high levels of unemployment. The markets in Eastern Europe remain relatively undeveloped and can be particularly sensitive to political and economic developments.
Sovereign Debt Risk. Investments in U.S. and non-U.S. government debt securities (“sovereign debt”) can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors including, but not limited to, its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, and the relative size of its debt position in relation to its economy as a whole. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the Fund may collect all or part of the sovereign debt that a governmental entity has not repaid.
High-Yield Bond Risk. High-yield bonds (also known as “junk” bonds) are considered speculative and may be more sensitive than other types of bonds to economic changes, political changes, or adverse developments specific to the company that issued the bond, which may adversely affect their value.
Industry and Sector Risk. Although the Fund does not concentrate its investments in specific industries, it may have a significant portion of its assets invested in securities of companies conducting similar business or businesses within the same economic sector. Companies in the same industry or economic sector may be similarly affected by negative economic or market events, making the Fund more vulnerable to unfavorable developments than funds that invest more broadly. As the Fund’s portfolio becomes more concentrated, the Fund is less able to spread risk and potentially reduce the risk of loss and volatility.
ESG Investment Risk. Because the Fund considers ESG Factors in selecting securities, the Fund may perform differently than funds that do not consider ESG Factors. Due to the ESG considerations and exclusionary criteria employed by the Fund, the Fund may not be invested in certain industries or sectors, and therefore may have lower performance than portfolios that do not apply similar criteria. ESG-related information provided by issuers and third parties, which portfolio management may utilize, continues to develop, and may be incomplete, inaccurate, use different methodologies, or be applied differently across companies and industries. Further, the regulatory landscape for ESG investing in the United States is still developing and future rules and regulations may require the Fund to modify or alter its investment process. Similarly, government policies incentivizing companies to consider their environmental or social practices may fall out of favor, which could potentially limit the Fund’s investment universe. There is also a risk that the issuers identified through the investment process employed by the Fund may fail to adhere to positive environmental or social practices, which may result in selling a security when it might otherwise be disadvantageous to do so.
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities represent interests in “pools” of commercial or residential mortgages or other assets, including consumer loans or receivables. The value of mortgage- and asset-backed securities will be influenced by factors affecting the real estate market and the assets underlying these securities.
4 | Janus Investment Fund

Investments in mortgage-and asset-backed securities may be subject to credit risk, valuation risk, liquidity risk, extension risk, and prepayment risk. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn.
Derivatives Risk. Derivatives can be volatile and involve risks in addition to the risks of the underlying referenced securities or asset. Gains or losses from a derivative investment can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Leverage may cause the Fund to be more volatile than if it had not used leverage. Derivatives entail the risk that the counterparty may default on its payment obligations. If the counterparty to a derivative transaction defaults, the Fund may lose the net amount of the payments that it contractually is entitled to receive. Derivatives used for hedging purposes may reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by portfolio management or if the cost of the derivative outweighs the benefit of the hedge.
Short Exposure Risk. The Fund may enter into a derivatives transaction to obtain short investment exposure to the underlying reference asset. If the value of the underlying reference asset on which the Fund has obtained a short investment exposure increases, the Fund will incur a loss. This potential loss is theoretically unlimited. A short exposure through a derivative also exposes the Fund to credit risk, counterparty risk, and leverage risk.
Rule 144A Securities and Other Exempt Securities Risk. Investments in securities issued under Regulation S and Rule 144A and other securities exempt from certain registration requirements could have the effect of decreasing the Fund’s liquidity profile or preventing the Fund from disposing of them promptly at advantageous prices. Investments in securities exempt from certain registration requirements may be less liquid than other investments because such securities may not always be readily sold in broad public markets and may have no active trading market. As a result, they may be difficult to value because market quotations may not be readily available.
Floating Rate Obligations Risk. The Fund may invest in floating rate obligations with interest rates that reset regularly. The interest rates on floating rate obligations typically reset quarterly, although rates on some obligations may adjust at other intervals. Changes in the interest rates on floating rate obligations could result in lower income to the Fund. In addition, the secondary market on which floating rate obligations are traded may be less liquid than the market for investment grade securities or other types of income-producing securities, which may have an adverse impact on their market price. There is also a potential that there is no active market to trade floating rate obligations, that there may be restrictions on their transfer, or that the issuer may default. As a result, the Fund may be unable to sell floating rate obligations at the desired time or may be able to sell only at a price less than fair market value.
Securities Lending Risk. There is the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Fund may experience delays and costs in recovering the security or gaining access to the collateral provided to the Fund to collateralize the loan. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.
Portfolio Management Risk. The Fund is an actively managed investment portfolio and is therefore subject to the risk that the investment strategies and research process employed for the Fund may fail to produce the intended results. Accordingly, the Fund may underperform benchmark indices or other funds with similar investment objectives.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance information
The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class D Shares of the Fund commenced operations on June 5, 2017. The performance shown for Class D Shares for periods prior to June 5, 2017, reflects the performance of Class A Shares of Henderson Strategic Income Fund (the “Predecessor Fund”), calculated using the fees and expenses of Class A Shares of the Predecessor Fund (without sales charges), net of any applicable fee and expense limitations or waivers. The Predecessor Fund was advised by Henderson Global Investors (North America) Inc. and subadvised by Henderson Investment Management Limited. Class A Shares, Class C Shares, Class I Shares, and Class R6 Shares of the Predecessor Fund were reorganized into Class A Shares, Class C Shares, Class I Shares, and Class N Shares, respectively, of the Fund on June 2, 2017. In connection with this reorganization, certain shareholders of the Predecessor Fund who held shares directly with the Predecessor Fund and not
5 | Janus Henderson Developed World Bond Fund

through an intermediary had the Class A Shares, Class C Shares, Class I Shares, and Class N Shares of the Fund received in the merger automatically exchanged for Class D Shares of the Fund following the merger. If Class D Shares of the Fund had been available during periods prior to June 5, 2017, the performance shown may have been different because the Fund and the Predecessor Fund have different expenses. The performance shown for the periods following the Fund’s commencement of Class D Shares reflects the fees and expenses of Class D Shares, net of any applicable fee and expense limitations or waivers.
The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index, as well as to one or more supplemental indices that have investment characteristics similar to those of the Fund. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.
The Fund’s (and the Predecessor Fund’s) past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available at janushenderson.com/allfunds or by calling 1-800-525-3713.
Annual Total Returns for Class D Shares (calendar year-end)

Best Quarter:	4th Quarter 2023	8.53%	Worst Quarter:	2nd Quarter 2022	– 6.75%

Class D Shares’ year-to-date return as of the calendar quarter ended September 30, 2024 was 3.51%.
Average Annual Total Returns (periods ended 12/31/23)
	1 Year	5 Years	10 Years	Since Inception (9/30/03)
Class D Shares
Return Before Taxes	6.30%	1.10%	2.50%	3.97%
Return After Taxes on Distributions	5.23%	– 0.54%	0.90%	2.19%
Return After Taxes on Distributions and Sale of Fund Shares(1)	3.70%	0.18%	1.24%	2.37%
Bloomberg Global Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes)	5.72%	– 0.32%	0.38%	2.57%
Bloomberg Global Aggregate Credit Index (USD Hedged) (reflects no deduction for expenses, fees, or taxes)	8.68%	2.17%	2.85%	3.80%

(1)
If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.
Effective August 29, 2024, the Fund changed its broad-based securities market index from the Bloomberg Global Aggregate Credit Index (USD Hedged) to the Bloomberg Global Aggregate Bond Index due to regulatory requirements. The Fund retained the Bloomberg Global Aggregate Credit Index (USD Hedged) as a performance benchmark because the Bloomberg Global Aggregate Credit Index (USD Hedged) is more closely aligned with the Fund’s investment strategies and investment restrictions. The indices are described below.
•
The Bloomberg Global Aggregate Bond Index is a broad-based measure of the global investment grade fixed-rate debt markets.
6 | Janus Investment Fund

•
The Bloomberg Global Aggregate Credit Index (USD Hedged) is the credit component of the Bloomberg Global Aggregate Index, which provides a broad-based measure of the global investment grade fixed income markets. The credit component excludes government bonds and securitized debt.
After-tax returns are calculated using distributions for the Predecessor Fund’s Class A Shares for the period prior to June 5, 2017. If Class D Shares of the Fund had been available during periods prior to June 5, 2017, the distributions used to calculate the after-tax returns may have been different. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or an IRA.

Management
Investment Adviser:  Janus Henderson Investors US LLC
Portfolio Management:  Jenna Barnard, CFA, is Executive Vice President and Co-Portfolio Manager of the Fund, and has been a member of the Fund’s portfolio management team since December 2008. John Pattullo is Executive Vice President and Co-Portfolio Manager of the Fund, and has been a member of the Fund’s portfolio management team since December 2008. Nicholas Ware is Executive Vice President and Co-Portfolio Manager of the Fund, and has been a member of the Fund’s portfolio management team since July 2024.
Mr. Pattullo intends to retire from Janus Henderson Investors and the asset management industry at the end of the first quarter of 2025.

Purchase and sale of Fund shares

Minimum Investment Requirements
To open a new regular Fund account	$2,500
To open a new regular Fund account with an automatic investment program of $50 per month	$100
To open a new UTMA account, Coverdell Education Savings Account, or a retirement Fund account
• without an automatic investment program	$1,000
• with an automatic investment program of $50 per month	$100
To add to any existing type of Fund account without an automatic investment program	$50

You may generally purchase, exchange, or redeem Fund Shares on any business day by written request, wire transfer, telephone, and in most cases, online at janushenderson.com/individual. You may conduct transactions by mail (Janus Henderson, P.O. Box 219109, Kansas City, MO 64121-9109), or by telephone at 1-800-525-3713. Purchase, exchange, or redemption requests must be received in good order by the Fund or its agents prior to the close of the trading session of the New York Stock Exchange in order to receive that day’s net asset value. For additional information, refer to “To Open an Account or Buy Shares,” “To Exchange Shares,” and/or “To Sell Shares” in the Prospectus.

Tax information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account (in which case you may be taxed upon withdrawal of your investment from such account).

Payments to broker-dealers and other financial intermediaries
With respect to share classes not offered in this Prospectus, the Fund or its distributor (or its affiliates) pay select broker-dealer firms or other financial intermediaries for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing a broker-dealer or other intermediary or a salesperson to recommend the Fund over another investment or to recommend one share class over another.
7 | Janus Henderson Developed World Bond Fund